Risk management - Exposure per stage, coverage ratio and stage ratio's (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 967,655	€ 951,934
Allowances for credit losses	€ 6,101	€ 5,368
Coverage ratio	0.60%	0.60%
Loans and advances to banks
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 97,146	€ 120,089
Allowances for credit losses	€ 49	€ 28
Coverage ratio	0.10%
Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 643,317	€ 622,327
Allowances for credit losses	€ 5,984	€ 5,274
Coverage ratio	0.90%	0.80%
Other IFRS 9 Eligible Financial Instruments
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 227,192	€ 209,518
Allowances for credit losses	€ 67	€ 66
Coverage ratio
Stage 1 | Loans and advances to banks
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 95,788	€ 119,896
Allowances for credit losses	€ 9	€ 24
Coverage ratio
Stage Ratio	99.00%	100.00%
Stage 1 | Other IFRS 9 Eligible Financial Instruments
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 211,025	€ 199,982
Allowances for credit losses	€ 29	€ 35
Coverage ratio
Stage Ratio	93.00%	95.00%
Stage 2 | Loans and advances to banks
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 1,339	€ 193
Allowances for credit losses	€ 20	€ 4
Coverage ratio	1.50%	2.00%
Stage Ratio	1.00%
Stage 2 | Other IFRS 9 Eligible Financial Instruments
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 15,746	€ 8,941
Allowances for credit losses	€ 27	€ 6
Coverage ratio	0.20%	0.10%
Stage Ratio	7.00%	4.00%
Stage 3 | Loans and advances to banks
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 20
Allowances for credit losses	€ 20
Coverage ratio	100.00%
Stage 3 | Other IFRS 9 Eligible Financial Instruments
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 421	€ 596
Allowances for credit losses	€ 11	€ 24
Coverage ratio	2.70%	4.10%
Stage Ratio
Residential Mortgages | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 326,928	€ 310,068
Allowances for credit losses	€ 677	€ 513
Coverage ratio	0.20%	0.20%
Residential Mortgages | Stage 1 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 312,165	€ 297,915
Allowances for credit losses	€ 75	€ 37
Coverage ratio
Stage Ratio	96.00%	96.00%
Residential Mortgages | Stage 2 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 11,877	€ 8,777
Allowances for credit losses	€ 176	€ 128
Coverage ratio	1.50%	1.50%
Stage Ratio	4.00%	3.00%
Residential Mortgages | Stage 3 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 2,886	€ 3,376
Allowances for credit losses	€ 426	€ 348
Coverage ratio	14.80%	10.30%
Stage Ratio	1.00%	1.00%
Consumer lending | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 26,348	€ 32,423
Allowances for credit losses	€ 990	€ 1,409
Coverage ratio	3.80%	4.30%
Stage Ratio
Consumer lending | Stage 1 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 23,101	€ 28,554
Allowances for credit losses	€ 184	€ 217
Coverage ratio	0.80%	0.80%
Stage Ratio	88.00%	88.00%
Consumer lending | Stage 2 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 2,145	€ 2,654
Allowances for credit losses	€ 223	€ 367
Coverage ratio	10.40%	13.80%
Stage Ratio	8.00%	8.00%
Consumer lending | Stage 3 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 1,102	€ 1,215
Allowances for credit losses	€ 583	€ 825
Coverage ratio	52.90%	67.90%
Stage Ratio	4.00%	4.00%
Loans To Public Authorities | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 17,272	€ 14,333
Allowances for credit losses	€ 17	€ 12
Coverage ratio	0.10%	0.10%
Loans To Public Authorities | Stage 1 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 15,977	€ 13,906
Allowances for credit losses	€ 4	€ 2
Coverage ratio
Stage Ratio	93.00%	97.00%
Loans To Public Authorities | Stage 2 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 1,120	€ 344
Allowances for credit losses	€ 7	€ 5
Coverage ratio	0.60%	1.50%
Stage Ratio	7.00%	2.00%
Loans To Public Authorities | Stage 3 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 175	€ 84
Allowances for credit losses	€ 6	€ 4
Coverage ratio	3.40%	5.10%
Stage Ratio	1.00%	1.00%
Corporate Lending | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 272,769	€ 265,503
Allowances for credit losses	€ 4,300	€ 3,340
Coverage ratio	1.60%	1.30%
Corporate Lending | Stage 1 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 227,167	€ 230,133
Allowances for credit losses	€ 279	€ 185
Coverage ratio	0.10%	0.10%
Stage Ratio	83.00%	87.00%
Corporate Lending | Stage 2 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 38,497	€ 28,568
Allowances for credit losses	€ 1,225	€ 505
Coverage ratio	3.20%	1.80%
Stage Ratio	14.00%	11.00%
Corporate Lending | Stage 3 | Loans and advances to customers
Disclosure Of Financial Assets [Line Items]
Financial assets, Carrying Value	€ 7,105	€ 6,801
Allowances for credit losses	€ 2,795	€ 2,649
Coverage ratio	39.30%	39.00%
Stage Ratio	3.00%	3.00%